INVESTMENTS IN SUBSIDIARIES - Information about significant subsidiaries (Details)				12 Months Ended
	Nov. 08, 2017	Feb. 21, 2017	Feb. 20, 2017	Dec. 31, 2017	Dec. 31, 2016
VEON Amsterdam B.V.
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
VEON Holdings B.V.
Investments in subsidiaries
Ownership held by the Group	42.31%			100.00%	100.00%
PJSC VimpelCom
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
JSC "Kyivstar"
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
LLP "KaR-Tel"
Investments in subsidiaries
Ownership held by the Group				75.00%	75.00%
LLC "Tacom"
Investments in subsidiaries
Ownership held by the Group				98.00%	98.00%
LLC "Unitel"
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
LLC "VEON Georgia"
Investments in subsidiaries
Ownership held by the Group				80.00%	80.00%
CJSC "VEON Armenia"
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
LLC "Sky Mobile"
Investments in subsidiaries
Ownership held by the Group				50.10%	50.10%
VimpelCom Lao Co. Ltd.
Investments in subsidiaries
Ownership held by the Group				78.00%	78.00%
VEON Luxembourg Holdings S.a r.l.
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
VEON Luxembourg Finance Holdings S.a r.l.
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
VEON Luxembourg Finance S.A.
Investments in subsidiaries
Ownership held by the Group				100.00%	100.00%
Global Telecom Holding S.A.E
Investments in subsidiaries
Ownership held by the Group		57.69%	51.92%	57.70%	51.90%
Omnium Telecom Algerie S.p.A
Investments in subsidiaries
Ownership held by the Group				26.30%	23.70%
Optimum Telecom Algeria S.p.A.
Investments in subsidiaries
Ownership held by the Group				26.30%	23.70%
Pakistan Mobile Communications Limited
Investments in subsidiaries
Ownership held by the Group				49.00%	44.00%
Banglalink Digital Communications Limited
Investments in subsidiaries
Ownership held by the Group				57.70%	51.90%
Wind Telecom S.p.A.
Investments in subsidiaries
Ownership held by the Group					100.00%